(Loss)/earnings per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		12 Months Ended
		Jun. 30, 2022 GBP (£) £ / shares item shares	Jun. 30, 2021 GBP (£) £ / shares shares	Jun. 30, 2020 GBP (£) £ / shares shares
(Loss)/earnings per share
Loss for the year | £		£ (115,510)	£ (92,216)	£ (23,233)
Basic loss per share | £ / shares		£ (0.7086)	£ (0.5660)	£ (0.1414)
Diluted loss per share | £ / shares	[1]	£ (0.7086)	£ (0.5660)	£ (0.1414)
Number of categories of dilutive potential ordinary shares | item		1
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		163,001	162,939	164,253
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share		163,001	162,939	164,253
Class A ordinary shares
(Loss)/earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		51,952	41,939	40,573
Class B ordinary shares
(Loss)/earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		112,732	122,683	124,000
Treasury shares
(Loss)/earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		1,683	1,683	320

[1]	For the years ended 30 June 2022, 2021 and 2020, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.